WESMARK FUNDS

WESMARK SMALL COMPANY GROWTH FUND

WESMARK GROWTH FUND

WESMARK BALANCED FUND

WESMARK GOVERNMENT BOND FUND

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

SUPPLEMENT DATED NOVEMBER 25, 2009 TO THE
STATEMENT OF ADDITIONAL INFORMATION
DATED MARCH 31, 2009

The table “Securities in Which the Funds Invest” beginning on page 1 of the Trust’s Statement of Additional Information, is replaced in its entirety as follows:

SECURITIES IN WHICH THE FUNDS INVEST

In pursuing their investment strategy, the Funds may invest in the following securities for any purpose that is consistent with their investment objective.  The following table indicates which types of securities are a:

P = Principal investment of a Fund;

A = Acceptable (but not principal) investment of a Fund; or

N = Not an acceptable investment of a Fund.

Securities	Small Company Growth Fund	Growth Fund	Balanced Fund	Government Bond Fund	West Virginia Municipal Bond Fund
Common Stocks	P	P	P	A	N
Preferred Stocks	A	A	P	A	N
REITs	A	A	A	A	N
Warrants	A	A	A	A	N
Treasury Securities	A	A	P	P	A
Agency Securities	A	A	P	P	A
Corporate Debt Securities	A	A	P	P	N
Commercial Paper	A	A	A	A	A
Bank Instruments	A	A	A	A	A
Mortgage-Backed Securities	N	N	P	P	N
Collateralized Mortgage Obligations	N	N	P	P	N
Sequential CMOs	N	N	A	A	N
PACs, TACs and Companion Classes	N	N	A	A	N
IOs and Pos	N	N	A	A	N
Floaters and Inverse Floaters	N	N	A	A	A
Z Classes and Residual Classes	N	N	A	A	N
Asset-Backed Securities	N	N	P	P	N
Zero Coupon Securities	N	N	A	A	A
Credit Enhancement	N	N	A	A	P
Convertible Securities	A	A	A	A	N
Tax-Exempt Securities	N	N	N	A	P
General Obligation Bonds	N	N	N	A	P
Special Revenue Bonds	N	N	N	A	P
Tax Increment Financing Bonds	N	N	N	A	A
Municipal Notes	N	N	N	A	A
Variable Rate Demand Instruments	N	N	A	A	A
Municipal Leases	N	N	N	A	A
Foreign Securities	P	P	P	A	N
Depositary Receipts	A	A	A	A	N
Foreign Exchange Contract	A	A	A	A	N
Derivative Contracts	A	A	A	A	A
Futures	A	A	A	A	A
Options	A	A	A	A	A
Swap	A	A	A	A	A
Repurchase Agreements	A	A	A	A	A
Reverse Repurchase Agreements	A	A	A	A	A
Delayed Delivery Transactions	A	A	A	A	A
To Be Announced Securities	A	A	A	A	N
Dollar Rolls	A	A	A	A	N
Hybrid Instruments	A	A	A	A	A
Investments in Securities of Other Investment companies	P	P	P	P	P
Hedging	A	A	A	A	A
Exchange-Traded Funds	P	P	P	A	A
Securities Lending	A	A	A	A	A